Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of Plant and Equipment Estimated Useful Lives
●	Computer equipment and furniture and fixtures	5 years
●	Leasehold improvements	remaining term of lease
●	Plant	15 – 20 years

●	Computer equipment and furniture and fixtures	5 years
●	Leasehold improvements	remaining term of lease
●	Plant	15 – 20 years

Schedule of Intangible Assets Estimated Useful Lives
●	Patents	20 years
●	Intellectual property	10 years

●	Patents	20 years
●	Intellectual property	10 years